INTANGIBLE ASSETS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Details Narrative
Amortization of intangible assets	$ 6,509	$ 13,972	$ 28,776	$ 29,159